Note 22 - Financial liabilities at amortized cost - Deposits from credit institutions by geographical area and instrument (Details) - EUR (€)	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 27,629,000,000		€ 28,751,000,000		€ 31,978,000,000	[1]
Demand Deposits And Other [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	345,000,000		2,104,000,000		1,981,000,000
Demand Deposits And Other [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions			2,082,000,000		1,701,000,000
Demand Deposits And Other [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	689,000,000		432,000,000		280,000,000
Demand Deposits And Other [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	8,000,000		302,000,000		651,000,000
Demand Deposits And Other [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	557,000,000		394,000,000		442,000,000
Demand Deposits And Other [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,842,000,000		1,652,000,000		3,108,000,000
Demand Deposits And Other [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,755,000,000		194,000,000		207,000,000
Demand Deposits And Other [Member] | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	7,196,000,000		7,161,000,000		8,370,000,000
Deposits With Agreed Maturity [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,405,000,000	[2]	1,113,000,000	[3]	2,527,000,000	[4]
Deposits With Agreed Maturity [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions			4,295,000,000	[3]	2,677,000,000	[4]
Deposits With Agreed Maturity [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	672,000,000	[2]	1,033,000,000	[3]	286,000,000	[4]
Deposits With Agreed Maturity [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	580,000,000	[2]	617,000,000	[3]	669,000,000	[4]
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,484,000,000	[2]	2,285,000,000	[3]	1,892,000,000	[4]
Deposits With Agreed Maturity [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,531,000,000	[2]	5,180,000,000	[3]	6,903,000,000	[4]
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	7,406,000,000	[2]	4,374,000,000	[3]	4,061,000,000	[4]
Deposits With Agreed Maturity [Member] | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	16,079,000,000	[2]	18,896,000,000	[3]	19,015,000,000	[4]
Repurchase Agreements [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,000,000		1,000,000		55,000,000
Repurchase Agreements [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions			0		0
Repurchase Agreements [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	188,000,000		168,000,000		0
Repurchase Agreements [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	28,000,000		4,000,000		4,000,000
Repurchase Agreements [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0		161,000,000		0
Repurchase Agreements [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,070,000,000		2,358,000,000		4,534,000,000
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	67,000,000		0		0
Repurchase Agreements [Member] | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,354,000,000		2,693,000,000		4,593,000,000
Total Member | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,751,000,000		3,218,000,000		4,563,000,000
Total Member | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions			6,377,000,000		4,379,000,000
Total Member | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,549,000,000		1,634,000,000		566,000,000
Total Member | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	617,000,000		924,000,000		1,323,000,000
Total Member | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,041,000,000		2,840,000,000		2,335,000,000
Total Member | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	11,444,000,000		9,190,000,000		14,545,000,000
Total Member | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	10,228,000,000		4,568,000,000		4,268,000,000
Total Member | Total Member
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 27,629,000,000		€ 28,751,000,000		€ 31,978,000,000

[1]	(*) Subordinated deposits are included amounting €195 million.
[2]	(*) Subordinated deposits are included amounting €12 million.
[3]	(*) Subordinated deposits are included amounting €195 million.
[4]	(*) Subordinated deposits are included amounting €191 million.